Guarantees, commitments, pledged assets and contingencies - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	Our clients generally have the right to request settlement of, or draw on, our guarantees and commitments within one year. However, certain guarantees can only be drawn if specified conditions are met. These conditions, along with collateral requirements, are described below. We believe that it is highly unlikely that all or substantially all of the guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled.
Uncommitted amounts	$ 363,000	$ 333,000
Unfunded commitments	1,421	1,396
Bank of canada [member]
Disclosure of guarantees and commitments [Line Items]
Average assets pledged intraday to the Bank of Canada on a daily basis	$ 2,000	$ 2,000
Top of range [member] | Performance guarantees [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	7 years
Top of range [member] | Financial standby letters of credit [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	7 years
Weighted average [member] | Backstop liquidity facilities [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	4 years
Weighted average [member] | Credit enhancements [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	3 years
Bottom of range [member] | Performance guarantees [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	3 years
Bottom of range [member] | Financial standby letters of credit [member]
Disclosure of guarantees and commitments [Line Items]
Guarantees and commitments settlement term	5 years